RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Due to related parties	$ 0
Chief technology officer [member]
IfrsStatementLineItems [Line Items]
Office rent	6,000	6,000	$ 6,000
Worth of purchase	231,393
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Office rent	$ 12,000	$ 9,000